Provisions for Sundry Creditors - Summary of Provisions for Sundry Creditors and Others (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of other provisions [abstract]
Provision for plugging of wells (Note 13)		$ 61,117,106	$ 66,699,388	$ 70,144,756	$ 77,125,513
Provision for trails in process (Note 27)		12,436,092	10,533,137	11,114,006	8,321,816
Provision for environmental costs		9,757,356	11,914,160	11,138,904	$ 9,178,555
Provisions	$ 4,923,210	$ 83,310,554	$ 89,146,685	$ 92,397,666